STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities:
Net (loss)	$ (27,139)	$ (19,260)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Non cash interest	2,636	4,705
(Decrease) increase in accounts payable and accrued expenses	(1,650)	1,200
Decrease in prepaid expenses	350	187
Net Cash (Used in) Operating Activities	(25,803)	(13,168)
Cash Flows from Investing Activities:
Net Cash Provided by Investing Activities
Cash Flows from Financing Activities:
Sale of common stock
Advances (net) from related parties	25,162	13,695
Net Cash Provided by Financing Activities	25,162	13,695
(Decrease) Increase in Cash	(641)	527
Cash, Beginning of Period	641	114
Cash, End of Period		641
Interest Paid
Income Taxes Paid
Supplemental Disclosure of Non-Cash Transactions:
Debt forgiveness	$ 88,002